Quarterly Holdings Report
for
Fidelity Advisor® Financial Services Fund
April 30, 2023
AFFS-NPRT3-0623
1.800326.119
Common Stocks - 99.4%
	Shares	Value ($)
Banks - 37.8%
Diversified Banks - 25.5%
Bank of America Corp.	855,556	25,050,680
Citigroup, Inc.	366,105	17,232,562
Comerica, Inc.	24,000	1,040,880
First Citizens Bancshares, Inc.	2,000	2,014,360
JPMorgan Chase & Co.	119,000	16,450,560
KeyCorp	810,200	9,122,852
The Toronto-Dominion Bank (a)	103,400	6,269,142
U.S. Bancorp	541,300	18,555,764
Wells Fargo & Co.	659,328	26,208,286
		121,945,086
Regional Banks - 12.3%
Associated Banc-Corp.	205,300	3,660,499
Cadence Bank	155,024	3,134,585
East West Bancorp, Inc.	79,400	4,104,186
First Hawaiian, Inc.	138,500	2,646,735
First Interstate Bancsystem, Inc.	124,352	3,182,168
Heartland Financial U.S.A., Inc.	82,028	2,670,832
M&T Bank Corp.	74,488	9,370,590
Popular, Inc.	123,771	7,427,498
Truist Financial Corp.	345,600	11,259,648
UMB Financial Corp.	38,700	2,461,707
Wintrust Financial Corp.	69,166	4,728,879
Zions Bancorp NA	159,100	4,432,526
		59,079,853
TOTAL BANKS		181,024,939
Capital Markets - 19.0%
Asset Management & Custody Banks - 9.0%
Affiliated Managers Group, Inc.	25,404	3,667,830
Bank of New York Mellon Corp.	162,400	6,916,616
Brookfield Asset Management Ltd. Class A	75	2,516
Brookfield Corp. Class A	160,300	5,203,338
Carlyle Group LP	192,000	5,823,360
Northern Trust Corp.	38,900	3,040,424
Patria Investments Ltd.	281,300	4,171,679
State Street Corp.	194,300	14,040,118
		42,865,881
Financial Exchanges & Data - 3.5%
Bolsa Mexicana de Valores S.A.B. de CV	1,757,500	3,885,571
CME Group, Inc.	70,000	13,003,900
		16,889,471
Investment Banking & Brokerage - 6.5%
Lazard Ltd. Class A	105,652	3,306,908
Morgan Stanley	201,700	18,146,949
Raymond James Financial, Inc.	66,150	5,988,560
Virtu Financial, Inc. Class A	177,960	3,568,098
		31,010,515
TOTAL CAPITAL MARKETS		90,765,867
Consumer Finance - 4.8%
Consumer Finance - 4.8%
Capital One Financial Corp.	117,038	11,387,797
FirstCash Holdings, Inc.	64,651	6,660,993
OneMain Holdings, Inc.	124,700	4,784,739
		22,833,529
Financial Services - 9.4%
Commercial & Residential Mortgage Finance - 3.1%
Essent Group Ltd.	176,000	7,474,720
NMI Holdings, Inc. (b)	214,389	5,016,703
Walker & Dunlop, Inc.	36,200	2,436,622
		14,928,045
Diversified Financial Services - 2.1%
Apollo Global Management, Inc.	160,100	10,148,739
Multi-Sector Holdings - 0.8%
Cannae Holdings, Inc. (b)	191,740	3,497,338
Transaction & Payment Processing Services - 3.4%
FleetCor Technologies, Inc. (b)	16,600	3,551,072
Global Payments, Inc.	54,500	6,142,695
MasterCard, Inc. Class A	17,700	6,726,531
		16,420,298
TOTAL FINANCIAL SERVICES		44,994,420
Insurance - 27.5%
Insurance Brokers - 4.7%
Arthur J. Gallagher & Co.	37,100	7,719,026
Marsh & McLennan Companies, Inc.	82,900	14,937,751
		22,656,777
Life & Health Insurance - 3.2%
Globe Life, Inc.	84,827	9,205,426
Primerica, Inc.	35,300	6,442,603
		15,648,029
Multi-Line Insurance - 2.0%
Assurant, Inc.	200	24,626
Hartford Financial Services Group, Inc.	132,600	9,413,274
		9,437,900
Property & Casualty Insurance - 14.3%
American Financial Group, Inc.	45,000	5,522,850
Beazley PLC	674,000	5,044,180
Chubb Ltd.	83,800	16,890,728
Direct Line Insurance Group PLC	2,845,500	6,138,345
Fidelity National Financial, Inc.	131,500	4,666,935
First American Financial Corp.	102,719	5,917,642
Hiscox Ltd.	466,600	6,931,243
Lancashire Holdings Ltd.	659,400	5,075,793
Selective Insurance Group, Inc.	39,646	3,819,099
The Travelers Companies, Inc.	46,603	8,441,667
		68,448,482
Reinsurance - 3.3%
Enstar Group Ltd. (b)	749	180,209
Reinsurance Group of America, Inc.	108,700	15,470,184
		15,650,393
TOTAL INSURANCE		131,841,581
Professional Services - 0.9%
Research & Consulting Services - 0.9%
Dun & Bradstreet Holdings, Inc.	405,700	4,531,669
TOTAL COMMON STOCKS (Cost $452,289,354)		475,992,005

Convertible Bonds - 0.6%
	Principal Amount (c)	Value ($)
Financial Services - 0.6%
Transaction & Payment Processing Services - 0.6%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $3,111,608)	4,765,000	3,008,145

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 4.88% (d)(e) (Cost $2,507,050)	2,506,799	2,507,050

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $457,908,012)	481,507,200
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,521,616)
NET ASSETS - 100.0%	478,985,584

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	1,162,568	106,486,418	107,648,986	50,585	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	4,928,049	51,993,862	54,414,861	3,283	-	-	2,507,050	0.0%
Total	6,090,617	158,480,280	162,063,847	53,868	-	-	2,507,050

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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